Loans (Credit Quality Information of Loans Based on MHFG Group's Internal Rating System) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 83,661,340	¥ 82,439,581
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		58,660,514	57,656,540
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,156,341	8,740,097
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,101,668	7,772,006
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,024,018	4,748,974
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,112,673	5,140,202
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,564,869	3,490,378
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,471,423	4,006,387
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,882,125	8,532,246
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	5,018,387	4,426,233
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		10,329,010	10,800,017
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	25,000,826	24,783,041
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		6,739,846	6,759,921
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,127,740	959,948
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		17,095,604	16,872,448
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		37,636	190,724
Financing Receivables Not Impaired | Normal obligors | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		59,248,942	59,140,468
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	10,883,141	11,445,049
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	11,467,703	9,413,741
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		37,803,998	37,831,792
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		7,705,495	7,912,872
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		7,317,972	6,926,963
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,535,793	4,381,342
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,636,236	4,612,668
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,414,781	3,324,148
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,244,101	3,938,132
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,010,708	4,060,949
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	2,716,502	2,463,390
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		222,410	211,328
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	10,873,687	11,435,437
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	77,947	90,761
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	541,778	586,984
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	172,045	181,525
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	177,965	199,590
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	76,532	82,506
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	1,640	1,880
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[4]	3,536	3,275
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	9,822,244	10,288,916
Financing Receivables Not Impaired | Normal obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	8,523,806	6,604,632
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	23,343	67,734
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	13,332	15,585
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	141,718	910
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	17,305	22,785
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	1,774	1,092
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	196,431	37,907
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	5,871,417	4,471,297
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[5]	2,170,442	1,906,756
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	88,044	80,566
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		21,444,944	21,308,676
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		6,223,742	6,220,767
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,125,921	956,036
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		14,093,375	14,125,338
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,906	6,535
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	9,454	9,612
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	209	173
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	9,245	9,439
Financing Receivables Not Impaired | Normal obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	2,943,897	2,809,109
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	487,978	480,806
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]		1,082
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	2,432,189	2,153,757
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	23,730	173,464
Financing Receivables Not Impaired | Watch obligors | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,091,660	1,139,768
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	165,250	183,247
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	189,384	136,424
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		665,061	766,220
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		197,465	276,771
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		172,287	168,619
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		95,223	95,434
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		121,832	124,846
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		35,339	50,319
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		16,716	21,574
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	2,708	4,613
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		23,491	24,044
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	165,244	183,239
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	9,775	11,589
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	15,466	16,062
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	21,109	23,189
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	27,975	32,911
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	8,916	9,698
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	194	353
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[4],[6]	259	410
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	81,550	89,027
Financing Receivables Not Impaired | Watch obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	123,087	44,949
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	246	1,314
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]		317
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	55	204
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	476	501
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[5],[6]	121,201	41,179
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	1,109	1,434
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		426,599	373,548
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		28,126	58,348
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding			2,801
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		398,231	312,275
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		242	124
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	6	8
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	6	8
Financing Receivables Not Impaired | Watch obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	66,297	91,475
Financing Receivables Not Impaired | Watch obligors | Foreign | Other | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	64,950	90,722
Financing Receivables Not Impaired | Watch obligors | Foreign | Other | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	1,347	753
Financing Receivables Impaired | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		615,260	980,884
Financing Receivables Impaired | Impaired loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		505,631	790,271
Financing Receivables Impaired | Impaired loans | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		142,070	379,056
Financing Receivables Impaired | Impaired loans | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		40,833	57,476
Financing Receivables Impaired | Impaired loans | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		58,075	66,370
Financing Receivables Impaired | Impaired loans | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		130,884	146,901
Financing Receivables Impaired | Impaired loans | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		27,527	22,615
Financing Receivables Impaired | Impaired loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		12,341	6,541
Financing Receivables Impaired | Impaired loans | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	3,739	6,610
Financing Receivables Impaired | Impaired loans | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		90,162	104,702
Financing Receivables Impaired | Impaired loans | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		109,629	190,613
Financing Receivables Impaired | Impaired loans | Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,819	29
Financing Receivables Impaired | Impaired loans | Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		106,650	190,183
Financing Receivables Impaired | Impaired loans | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		¥ 1,160	¥ 401

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic includes trade receivables and lease receivables of consolidated VIEs.
[3]	The majority of Total foreign consist of Commercial and Industrial loans.
[4]	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
[5]	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.
[6]	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.